SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions			2 Months Ended	6 Months Ended
	Sep. 04, 2020	Aug. 20, 2020	Sep. 10, 2020	Jun. 30, 2020
Subsequent Event [Member]
Dividends [Abstract]
Dividend declared (in dollars per share)	$ 0.20
Dividend declare date	May 20, 2020
Dividend paid date	Sep. 04, 2020
Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Repayment of debt				$ 27.1
Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Repayment of debt		$ 31.9	$ 34.5